Notes to the Balance Sheet - Summary of Cash and Cash Equivalents (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Bank Balances and Cash in Hand	€ 158,511,000	€ 402,353,000
Impairment	(11,000)	(2,000)
Cash and Cash Equivalents	€ 158,499,651	€ 402,350,904	€ 123,248,256	€ 109,794,680